Note 18 - Discontinued Operations - Discontinued Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Sales	$ 3,812,470	$ 3,623,558
Cost of sales	3,100,255	2,983,047
Gross margin	712,215	640,511
Administrative, selling and operating expenses	569,944	514,782
Operating loss	142,271	125,729
Change in fair value of derivative instruments and other	(153,226)	474,393
Other income -net	1,365	1,040
Profit (loss) before income taxes	(120,037)	539,248
Loss from discontinued operations	(22,379)	(5,945)
Cash and cash equivalents	9,927	48,861	$ 57,376
Current trade and other receivables	783,780	658,844
Income taxes recoverable	18,973	5,617
Other current assets	169,240	112,214
Property and equipment	25,862	18,893
Intangible assets	472,656	401,926
ASSETS CLASSIFIED AS HELD FOR SALE	8,971
Trade and other payables, carrying amount	714,110	590,018
LIABILITIES RELATING TO ASSETS CLASSIFIED AS HELD FOR SALE	5,200
Disposition of businesses in Germany, Ireland, and Japan [member]
Statement Line Items [Line Items]
Provision for income tax expense	4	3
Impairment loss recognized on the remeasurement to estimate fair value less costs to sell	10,479
Loss from discontinued operations	(22,379)	(5,945)
Cash flows used in operating activities	(13,194)	(9,259)
Cash flows used in investing activities	(1,316)	(2,252)
Cash flows from financing activities	13,856	12,236
ASSETS CLASSIFIED AS HELD FOR SALE	8,971
LIABILITIES RELATING TO ASSETS CLASSIFIED AS HELD FOR SALE	5,200
Disposition of businesses in Germany, Ireland, and Japan [member] | Discontinued operations [member]
Statement Line Items [Line Items]
Sales	19,729	3,012
Cost of sales	19,347	2,596
Gross margin	382	416
Administrative, selling and operating expenses	12,079	8,455
Operating loss	(11,697)	(8,039)
Change in fair value of derivative instruments and other		(37)
Other income -net	(199)	2,134
Profit (loss) before income taxes	(11,896)	$ (5,942)
Cash and cash equivalents	628
Current trade and other receivables	3,007
Income taxes recoverable	50
Other current assets	3,087
Property and equipment	42
Intangible assets	2,157
Trade and other payables, carrying amount	4,902
Deferred revenue	$ 298